VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Communication Services: 2.8%
19,500	(1),(2)	AMC Entertainment Holdings, Inc.	$742,170	0.1
29,700	(2)	Cars.com, Inc.	375,705	0.1
79,200	(1),(2)	Cinemark Holdings, Inc.	1,521,432	0.2
51,600	(2)	EverQuote, Inc.	961,308	0.1
45,900	(2)	Fluent, Inc.	104,193	0.0
24,800		Gray Television, Inc.	565,936	0.1
59,600	(2)	IDT Corp.	2,500,220	0.4
73,200	(2)	Imax Corp.	1,389,336	0.2
11,900	(2)	j2 Global, Inc.	1,625,778	0.3
32,133	(2)	Liberty Latin America Ltd.	421,585	0.1
35,500	(2)	Liberty Latin America Ltd. - Class A	464,340	0.1
597,100	(2)	Liberty TripAdvisor Holdings, Inc.	1,845,039	0.3
67,800	(2)	Lions Gate Entertainment Corp. - Class A	962,082	0.1
16,300	(2)	Meredith Corp.	907,910	0.1
99,600		National CineMedia, Inc.	354,576	0.1
20,100	(2)	Ooma, Inc.	374,061	0.1
18,900		Sinclair Broadcast Group, Inc.	598,752	0.1
80,700		TEGNA, Inc.	1,591,404	0.2
25,300	(2)	Yelp, Inc.	942,172	0.1
			18,247,999	2.8

		Consumer Discretionary: 10.0%
5,550		Aaron's Co., Inc./The	152,847	0.0
59,352		Acushnet Holdings Corp.	2,771,738	0.4
60,000	(2)	American Axle & Manufacturing Holdings, Inc.	528,600	0.1
20,500	(1)	American Eagle Outfitters, Inc.	528,900	0.1
9,700		Big Lots, Inc.	420,592	0.1
38,000	(2)	Bloomin Brands, Inc.	950,000	0.1
5,600	(2)	Boyd Gaming Corp.	354,256	0.1
25,900	(2)	Bright Horizons Family Solutions, Inc.	3,610,978	0.6
15,600	(2)	Brinker International, Inc.	765,180	0.1
48,918		Brunswick Corp.	4,660,418	0.7
24,788		Carter's, Inc.	2,410,385	0.4
23,489	(2)	Coursera, Inc.	743,427	0.1
3,500	(2)	CROCS, Inc.	502,180	0.1
70,800		Dana, Inc.	1,574,592	0.2
7,850	(2)	Deckers Outdoor Corp.	2,827,570	0.4
2,700	(1)	Dillards, Inc.	465,804	0.1
7,300	(2)	Dine Brands Global, Inc.	592,833	0.1
11,500	(2)	Genesco, Inc.	663,895	0.1
4,800	(2)	G-III Apparel Group Ltd.	135,840	0.0
45,949	(2)	Goodyear Tire & Rubber Co.	813,297	0.1
18,600		Guess?, Inc.	390,786	0.1
135,820	(2)	Hayward Holdings, Inc.	3,020,637	0.5
2,300	(2)	Helen of Troy Ltd.	516,764	0.1
18,300		Hibbett, Inc.	1,294,542	0.2
13,600		Hooker Furnishings Corp.	367,064	0.1
11,800		Kontoor Brands, Inc.	589,410	0.1
32,553		LCI Industries	4,382,610	0.7
3,300		Lear Corp.	516,384	0.1
92,385	(2)	Leslie's, Inc.	1,897,588	0.3
35,400		Lifetime Brands, Inc.	643,926	0.1
40,700		Macy's, Inc.	919,820	0.1
7,200		Marriott Vacations Worldwide Corp.	1,132,776	0.2
19,943	(2)	Monarch Casino & Resort, Inc.	1,335,982	0.2
14,200		Movado Group, Inc.	447,158	0.1
37,140	(2)	National Vision Holdings, Inc.	2,108,438	0.3
5,196	(2)	ODP Corp./The	208,671	0.0
3,600	(2)	Overstock.com, Inc.	280,512	0.0
7,600		Patrick Industries, Inc.	633,080	0.1
6,692	(2)	Penn National Gaming, Inc.	484,902	0.1
44,793	(2)	Planet Fitness, Inc.	3,518,490	0.5
13,400	(2)	PLBY Group, Inc.	315,838	0.1
11,200	(2)	Purple Innovation, Inc.	235,424	0.0
2,800		RCI Hospitality Holdings, Inc.	191,828	0.0
18,200		Rent-A-Center, Inc.	1,023,022	0.2
1,350	(2)	RH	900,329	0.1
8,400	(2)	Scientific Games Corp.	697,788	0.1
19,900		Signet Jewelers Ltd.	1,571,304	0.2
23,800	(2)	Sonos, Inc.	770,168	0.1
5,200	(2)	Stitch Fix, Inc.	207,740	0.0
23,194		Thor Industries, Inc.	2,847,295	0.4
13,522	(1),(2)	ThredUp, Inc.	293,292	0.0
8,084	(2)	Traeger, Inc.	169,198	0.0
9,700	(2)	Tupperware Brands Corp.	204,864	0.0
11,200	(2)	Universal Electronics, Inc.	551,600	0.1
46,750	(1),(2)	Vizio Holding Corp.	992,970	0.2
146,232		Wendy's Company	3,170,310	0.5
10,800	(2)	WW International, Inc.	197,100	0.0
15,653	(2)	Xometry, Inc.	902,709	0.1
14,200	(2)	Zumiez, Inc.	564,592	0.1
			65,970,243	10.0

		Consumer Staples: 4.2%
2,100		Andersons, Inc.	64,743	0.0
103,874	(2)	BJ's Wholesale Club Holdings, Inc.	5,704,760	0.9
3,500		Bunge Ltd.	284,620	0.0
16,925		Casey's General Stores, Inc.	3,189,516	0.5
21,300	(2)	Central Garden & Pet Co. - Class A - CENTA	915,900	0.1
700		Coca-Cola Consolidated, Inc.	275,926	0.0
18,200	(2)	Darling Ingredients, Inc.	1,308,580	0.2
21,300		Edgewell Personal Care Co.	773,190	0.1
26,700	(2)	elf Beauty, Inc.	775,635	0.1
22,912	(1),(2)	Honest Co., Inc./The	237,827	0.0
2,400		Medifast, Inc.	462,336	0.1
150,438	(2)	Performance Food Group Co.	6,989,349	1.1
211,000		Primo Water Corp.	3,316,920	0.5
65,900	(2)	Rite Aid Corp.	935,780	0.1
5,400		Sanderson Farms, Inc.	1,016,280	0.2

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
3,900	(2)	Seneca Foods Corp.	$188,058	0.0
97,084	(1)	Utz Brands, Inc.	1,663,049	0.3
			28,102,469	4.2

		Energy: 1.9%
75,000	(2)	Antero Resources Corp.	1,410,750	0.2
7,800	(1),(2)	Arch Resources, Inc.	723,450	0.1
50,900		Berry Corp.	366,989	0.1
33,600	(2)	ChampionX Corp.	751,296	0.1
15,000	(2)	CNX Resources Corp.	189,300	0.0
13,300		CVR Energy, Inc.	221,578	0.0
1,420		Delek US Holdings, Inc.	25,517	0.0
14,200	(2)	Green Plains, Inc.	463,630	0.1
51,900		Magnolia Oil & Gas Corp.	923,301	0.2
14,600		Matador Resources Co.	555,384	0.1
14,400	(1),(2)	National Energy Services Reunited Corp.	180,288	0.0
90,500	(2)	NexTier Oilfield Solutions, Inc.	416,300	0.1
3,800		Oasis Petroleum, Inc.	377,796	0.1
26,700	(2)	Oil States International, Inc.	170,613	0.0
66,600		Ovintiv, Inc.	2,189,808	0.3
5,600	(2)	Par Pacific Holdings, Inc.	88,032	0.0
22,600		Patterson-UTI Energy, Inc.	203,400	0.0
24,100		PDC Energy, Inc.	1,142,099	0.2
9,900	(2)	ProPetro Holding Corp.	85,635	0.0
3,600	(2)	Renewable Energy Group, Inc.	180,720	0.0
1,100	(2)	REX American Resources Corp.	87,857	0.0
75,700	(2)	Select Energy Services, Inc.	392,883	0.1
20,400		SFL Corp. Ltd.	170,952	0.0
32,400		Solaris Oilfield Infrastructure, Inc.	270,216	0.1
145,900	(2)	Southwestern Energy Co.	808,286	0.1
			12,396,080	1.9

		Financials: 17.4%
15,300		American Equity Investment Life Holding Co.	452,421	0.1
7,182		Ameris Bancorp.	372,602	0.1
25,100		Ares Commercial Real Estate Corp.	378,508	0.1
11,200		Argo Group International Holdings Ltd.	584,864	0.1
3,100		Artisan Partners Asset Management, Inc.	151,652	0.0
63,483	(2)	AssetMark Financial Holdings, Inc.	1,578,822	0.2
11,000		Associated Banc-Corp.	235,620	0.0
6,600	(2)	Axos Financial, Inc.	340,164	0.1
30,700		Bank of NT Butterfield & Son Ltd.	1,090,157	0.2
82,056		BankUnited, Inc.	3,431,582	0.5
4,600		Bar Harbor Bankshares	129,030	0.0
17,000		Blackstone Mortgage Trust, Inc.	515,440	0.1
29,200	(2)	Blucora, Inc.	455,228	0.1
27,300		Brightsphere Investment Group, Inc.	713,349	0.1
7,200		BrightSpire Capital, Inc.	67,608	0.0
4,100	(2)	BRP Group, Inc.	136,489	0.0
6,300		Business First Bancshares, Inc.	147,357	0.0
2,500		Capital Bancorp, Inc.	60,150	0.0
5,200		Capstar Financial Holdings, Inc.	110,448	0.0
5,400		Cathay General Bancorp.	223,506	0.0
19,200		CNO Financial Group, Inc.	451,968	0.1
2,500		Cohen & Steers, Inc.	209,425	0.0
40,784		Commerce Bancshares, Inc.	2,841,829	0.4
1,147		Community Trust Bancorp, Inc.	48,289	0.0
51,000		ConnectOne Bancorp, Inc.	1,530,510	0.2
17,200		Cowen, Inc.	590,132	0.1
24,320		Cullen/Frost Bankers, Inc.	2,884,838	0.4
23,500	(2)	Customers Bancorp, Inc.	1,010,970	0.2
4,200		Dime Community Bancshares, Inc.	137,172	0.0
25,100	(2)	Donnelley Financial Solutions, Inc.	868,962	0.1
8,800	(2)	eHealth, Inc.	356,400	0.1
24,500		Ellington Financial, Inc.	448,105	0.1
7,700	(2)	Enova International, Inc.	266,035	0.0
1,892		Enterprise Financial Services Corp.	85,670	0.0
28,300		Essent Group Ltd.	1,245,483	0.2
50,400	(2)	Ezcorp, Inc.	381,528	0.1
15,400		Federated Hermes, Inc.	500,500	0.1
11,900		Financial Institutions, Inc.	364,735	0.1
117,300		First BanCorp. Puerto Rico	1,542,495	0.2
3,100		First Bank/Hamilton NJ	43,679	0.0
10,400		First Commonwealth Financial Corp.	141,752	0.0
2,300		First Community Bancshares, Inc.	72,956	0.0
105,697		First Financial Bancorp.	2,474,367	0.4
125,263		First Hawaiian, Inc.	3,676,469	0.6
349,221		First Horizon Corp.	5,688,810	0.9
3,600		First Internet Bancorp	112,248	0.0
29,700		Flagstar Bancorp, Inc.	1,508,166	0.2
49,100		FNB Corp.	570,542	0.1
85,138	(2)	Focus Financial Partners, Inc.	4,458,677	0.7
2,300		FS Bancorp, Inc.	79,603	0.0
5,300		Granite Point Mortgage Trust, Inc.	69,801	0.0
1,800		Great Ajax Corp.	24,282	0.0
4,200		Great Southern Bancorp., Inc.	230,202	0.0
13,900	(2)	Green Dot Corp.	699,587	0.1
15,900		Hancock Whitney Corp.	749,208	0.1
22,250		Hanmi Financial Corp.	446,335	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
12,300		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	$657,804	0.1
7,700		HBT Financial, Inc.	119,735	0.0
3,000		Heritage Insurance Holdings, Inc.	20,430	0.0
18,000		Hilltop Holdings, Inc.	588,060	0.1
6,200		HomeStreet, Inc.	255,130	0.0
142,700		Investors Bancorp, Inc.	2,156,197	0.3
3,100		James River Group Holdings Ltd.	116,963	0.0
21,300		Kearny Financial Corp./MD	264,759	0.0
28,039		Kinsale Capital Group, Inc.	4,533,906	0.7
33,600		KKR Real Estate Finance Trust, Inc.	708,960	0.1
42,500		Ladder Capital Corp.	469,625	0.1
75,076		Lazard Ltd.	3,438,481	0.5
8,000		Luther Burbank Corp.	107,280	0.0
84		Merchants Bancorp/IN	3,316	0.0
2,500	(2)	Metropolitan Bank Holding Corp.	210,750	0.0
50,900		MFA Financial, Inc.	232,613	0.0
35,500		MGIC Investment Corp.	531,080	0.1
2,100		Mid Penn Bancorp, Inc.	57,855	0.0
48,884		Moelis & Co.	3,024,453	0.5
12,649		Morningstar, Inc.	3,276,470	0.5
27,200	(2)	Mr Cooper Group, Inc.	1,119,824	0.2
260		MVB Financial Corp.	11,136	0.0
103,200		Navient Corp.	2,036,136	0.3
8,100		Nelnet, Inc.	641,844	0.1
24,000	(2)	NMI Holdings, Inc.	542,640	0.1
54,400		OceanFirst Financial Corp.	1,164,704	0.2
11,800	(2)	Oportun Financial Corp.	295,354	0.0
2,500		Origin Bancorp, Inc.	105,875	0.0
16,125		PacWest Bancorp	730,785	0.1
4,900		Peapack-Gladstone Financial Corp.	163,464	0.0
39,100		Pennymac Mortgage Investment Trust	769,879	0.1
3,400		Piper Sandler Cos	470,764	0.1
20,100		Popular, Inc.	1,561,167	0.2
22,900		PROG Holdings, Inc.	962,029	0.2
16,900		Provident Bancorp, Inc.	270,738	0.0
51,700		Provident Financial Services, Inc.	1,213,399	0.2
2,000		QCR Holdings, Inc.	102,880	0.0
42,500		Radian Group, Inc.	965,600	0.2
3,400		RBB Bancorp	85,714	0.0
18,200		Ready Capital Corp.	262,626	0.0
70,300		Redwood Trust, Inc.	906,167	0.1
41,449		RLI Corp.	4,156,091	0.6
4,300		Selective Insurance Group	324,779	0.1
2,000		Sierra Bancorp.	48,560	0.0
18,462		Signature Bank	5,026,833	0.8
7,400		SmartFinancial, Inc.	191,290	0.0
67,618		StepStone Group, Inc.	2,883,232	0.4
16,600		Sterling Bancorp	414,336	0.1
19,400		Stewart Information Services Corp.	1,227,244	0.2
12,450		Stifel Financial Corp.	846,102	0.1
14,900		Synovus Financial Corp.	653,961	0.1
24,000		TPG RE Finance Trust, Inc.	297,120	0.0
51,700		Umpqua Holdings Corp.	1,046,925	0.2
11,700		United Community Banks, Inc./GA	383,994	0.1
18,000		Valley National Bancorp	239,580	0.0
3,325		Virtus Investment Partners, Inc.	1,031,814	0.2
14,900		Walker & Dunlop, Inc.	1,691,150	0.3
50,496		Western Alliance Bancorp.	5,494,975	0.8
54,296		Wintrust Financial Corp.	4,363,770	0.7
27,200		Zions Bancorp NA	1,683,408	0.3
			115,148,483	17.4

		Health Care: 15.9%
92,900	(2)	AdaptHealth Corp.	2,163,641	0.3
6,300	(2)	Adaptive Biotechnologies Corp.	214,137	0.0
121,551	(2)	Agiliti, Inc.	2,314,331	0.4
243,900	(2)	Akebia Therapeutics, Inc.	702,432	0.1
17,800	(1),(2)	Alector, Inc.	406,196	0.1
17,300	(2)	Allogene Therapeutics, Inc.	444,610	0.1
50,200	(2)	Allscripts Healthcare Solutions, Inc.	671,174	0.1
24,100	(2)	Alphatec Holdings, Inc.	293,779	0.0
95,700	(2)	Amicus Therapeutics, Inc.	913,935	0.1
11,100	(2)	AMN Healthcare Services, Inc.	1,273,725	0.2
46,400	(2)	AnaptysBio, Inc.	1,258,368	0.2
28,400	(1),(2)	Angion Biomedica Corp.	277,468	0.0
18,400	(2)	Apyx Medical Corp.	254,840	0.0
52,700	(2)	Arena Pharmaceuticals, Inc.	3,138,285	0.5
18,800	(2)	Arrowhead Pharmaceuticals, Inc.	1,173,684	0.2
700	(2)	Arvinas, Inc.	57,526	0.0
3,300	(2)	Atara Biotherapeutics, Inc.	59,070	0.0
11,200	(2)	Berkeley Lights, Inc.	219,072	0.0
1,320	(2)	Bluebird Bio, Inc.	25,225	0.0
7,700	(2)	Blueprint Medicines Corp.	791,637	0.1
10,918	(1),(2)	Bolt Biotherapeutics, Inc.	138,113	0.0
9,300	(1),(2)	Bridgebio Pharma, Inc.	435,891	0.1
10,200	(2)	Cara Therapeutics, Inc.	157,590	0.0
22,700	(2)	Cardiovascular Systems, Inc.	745,241	0.1
5,300	(2)	CareDx, Inc.	335,861	0.1
75,400	(2)	Catalyst Pharmaceuticals, Inc.	399,620	0.1
78,790	(2)	Certara, Inc.	2,607,949	0.4
7,570		Chemed Corp.	3,520,958	0.5
23,060	(2)	Chinook Therapeutics, Inc.	294,246	0.0
23,200	(2)	Coherus Biosciences, Inc.	372,824	0.1
121,340	(2)	Covetrus, Inc.	2,201,108	0.3
18,800	(2)	Cross Country Healthcare, Inc.	399,312	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
31,600	(2)	Cutera, Inc.	$1,472,560	0.2
32,526	(2)	Decibel Therapeutics, Inc.	250,775	0.0
8,833	(2)	Definitive Healthcare Corp.	378,317	0.1
27,000	(2)	Dicerna Pharmaceuticals, Inc.	544,320	0.1
562,800	(2)	Durect Corp.	720,384	0.1
40,286	(2)	Eliem Therapeutics, Inc.	724,342	0.1
66,745		Encompass Health Corp.	5,008,545	0.8
75,677	(2)	Envista Holdings Corp.	3,164,055	0.5
26,800	(2)	Fate Therapeutics, Inc.	1,588,436	0.2
78,400	(1),(2)	Frequency Therapeutics, Inc.	553,504	0.1
4,900	(2)	Gritstone bio, Inc.	52,920	0.0
16,700	(2)	Hanger, Inc.	366,732	0.1
46,506	(2)	HealthEquity, Inc.	3,011,729	0.5
4,800	(2)	Heska Corp.	1,240,992	0.2
21,400	(2)	ICU Medical, Inc.	4,994,332	0.8
32,000	(2)	Inogen, Inc.	1,378,880	0.2
5,200	(2)	Inovalon Holdings, Inc.	209,508	0.0
64,900	(2)	Inozyme Pharma, Inc.	752,191	0.1
3,200	(2)	Inspire Medical Systems, Inc.	745,216	0.1
7,800	(2)	Intersect ENT, Inc.	212,160	0.0
19,000	(1),(2)	Invitae Corp.	540,170	0.1
14,300	(2)	Jounce Therapeutics, Inc.	106,249	0.0
24,800	(2)	Kronos Bio, Inc.	519,808	0.1
2,300	(2)	Kura Oncology, Inc.	43,079	0.0
23,100	(2)	Kymera Therapeutics, Inc.	1,356,894	0.2
37,827	(2)	Landos Biopharma, Inc.	552,274	0.1
173,800	(2)	Lannett Co., Inc.	521,400	0.1
8,000	(2)	Lantheus Holdings, Inc.	205,440	0.0
1,800	(2)	LHC Group, Inc.	282,438	0.0
7,300	(2)	Mednax, Inc.	207,539	0.0
12,300	(2)	MeiraGTx Holdings plc	162,114	0.0
7,500	(2)	ModivCare, Inc.	1,362,150	0.2
46,567	(2)	Molecular Templates, Inc.	312,465	0.0
119,400	(2)	Mustang Bio, Inc.	321,186	0.1
43,700	(2)	Myriad Genetics, Inc.	1,411,073	0.2
8,400	(2)	Natera, Inc.	936,096	0.1
5,600		National Healthcare Corp.	391,888	0.1
14,100	(2)	Natus Medical, Inc.	353,628	0.1
20,041	(2)	Neogen Corp.	870,381	0.1
41,800	(2)	NextGen Healthcare, Inc.	589,380	0.1
23,900	(2)	NGM Biopharmaceuticals, Inc.	502,378	0.1
40,100	(2)	NuVasive, Inc.	2,399,985	0.4
2,500	(2)	Omnicell, Inc.	371,075	0.1
9,700	(2)	Option Care Health, Inc.	235,322	0.0
166,664	(2)	Ortho Clinical Diagnostics Holdings PLC	3,079,951	0.5
29,100	(2)	Orthofix Medical, Inc.	1,109,292	0.2
6,000	(2)	Outset Medical, Inc.	296,640	0.0
21,700		Owens & Minor, Inc.	678,993	0.1
6,900	(2)	Pacific Biosciences of California, Inc.	176,295	0.0
48,300	(2)	Personalis, Inc.	929,292	0.1
6,300		Phibro Animal Health Corp.	135,702	0.0
47,558		Premier, Inc.	1,843,348	0.3
57,096	(2)	Progyny, Inc.	3,197,376	0.5
13,600	(2)	PTC Therapeutics, Inc.	506,056	0.1
11,000	(2)	Quanterix Corp.	547,690	0.1
1,900	(2)	Radius Health, Inc.	23,579	0.0
31,684	(2)	Rapid Micro Biosystems, Inc.	585,204	0.1
3,400	(2)	Revance Therapeutics, Inc.	94,724	0.0
26,600	(2)	REVOLUTION Medicines, Inc.	731,766	0.1
7,600	(2)	Sage Therapeutics, Inc.	336,756	0.1
18,200	(2)	Sarepta Therapeutics, Inc.	1,683,136	0.3
18,600	(1),(2)	Schrodinger, Inc./United States	1,017,048	0.2
12,108	(1),(2)	Seer, Inc.	418,089	0.1
43,800		Select Medical Holdings Corp.	1,584,246	0.2
28,304	(1),(2)	Sera Prognostics, Inc.	314,457	0.0
22,600	(2)	SI-BONE, Inc.	484,092	0.1
23,800	(1),(2)	Spruce Biosciences, Inc.	143,038	0.0
23,100	(2)	Surgery Partners, Inc.	978,054	0.1
4,200	(2)	Sutro Biopharma, Inc.	79,338	0.0
55,606	(2)	Syneos Health, Inc.	4,864,413	0.7
8,600	(2)	TCR2 Therapeutics, Inc.	73,186	0.0
51,200	(2)	Tenet Healthcare Corp.	3,401,728	0.5
4,500	(2)	Tivity Health, Inc.	103,770	0.0
52,000	(2)	Travere Therapeutics, Inc.	1,261,000	0.2
9,800	(2)	Turning Point Therapeutics, Inc.	651,014	0.1
11,800	(1),(2)	Vericel Corp.	575,840	0.1
23,500	(2)	Vir Biotechnology, Inc.	1,022,720	0.2
63,900	(2)	Xencor, Inc.	2,086,974	0.3
1,400	(2)	Y-mAbs Therapeutics, Inc.	39,956	0.0
14,700	(2)	Zogenix, Inc.	223,293	0.0
			105,464,214	15.9

		Industrials: 19.8%
21,500	(2)	AAR Corp.	697,245	0.1
44,200		ABM Industries, Inc.	1,989,442	0.3
44,450		ACCO Brands Corp.	381,826	0.1
2,900		Advanced Drainage Systems, Inc.	313,693	0.0
48,798	(2)	Alaska Air Group, Inc.	2,859,563	0.4
4,100	(2)	Allegiant Travel Co.	801,468	0.1
52,095		Altra Industrial Motion Corp.	2,883,458	0.4
6,900		Apogee Enterprises, Inc.	260,544	0.0
40,702		Applied Industrial Technologies, Inc.	3,668,471	0.6
27,700		ArcBest Corp.	2,265,029	0.3
36,200		Argan, Inc.	1,580,854	0.2
20,500	(2)	Astronics Corp.	288,230	0.0
16,800	(2)	Atkore, Inc.	1,460,256	0.2
7,500	(2)	Atlas Air Worldwide Holdings, Inc.	612,600	0.1
12,700		AZZ, Inc.	675,640	0.1
8,000		Barnes Group, Inc.	333,840	0.1
16,800		Barrett Business Services, Inc.	1,281,168	0.2

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
20,500	(2)	Beacon Roofing Supply, Inc.	$979,080	0.1
31,800	(1),(2)	Bloom Energy Corp.	595,296	0.1
6,200		Boise Cascade Co.	334,676	0.1
58,566		Brady Corp.	2,969,296	0.4
6,200		Brink's Co.	392,460	0.1
48,118	(2)	Builders FirstSource, Inc.	2,489,625	0.4
6,900		CAI International, Inc.	385,779	0.1
57,011	(2)	Casella Waste Systems, Inc.	4,329,415	0.7
5,200	(2)	Chart Industries, Inc.	993,772	0.2
12,500		Columbus McKinnon Corp.	604,375	0.1
16,200		Comfort Systems USA, Inc.	1,155,384	0.2
27,500	(2)	Cornerstone Building Brands, Inc.	401,775	0.1
58,300		Costamare, Inc.	903,067	0.1
35,072		Douglas Dynamics, Inc.	1,273,114	0.2
88,223	(2)	Driven Brands Holdings, Inc.	2,548,762	0.4
5,600	(2)	Ducommun, Inc.	281,960	0.0
2,952	(2)	Echo Global Logistics, Inc.	140,840	0.0
14,000		EMCOR Group, Inc.	1,615,320	0.2
66,570	(2)	First Advantage Corp.	1,268,159	0.2
3,400		Forward Air Corp.	282,268	0.0
120,737	(2)	Gates Industrial Corp. PLC	1,964,391	0.3
3,400	(2)	Gibraltar Industries, Inc.	236,810	0.0
27,000	(2)	GMS, Inc.	1,182,600	0.2
50,900	(2)	Great Lakes Dredge & Dock Corp.	768,081	0.1
15,000		Heidrick & Struggles International, Inc.	669,450	0.1
21,500	(2)	Herc Holdings, Inc.	3,514,390	0.5
28,292		Herman Miller, Inc.	1,065,477	0.2
147,660	(2)	Hillman Solutions Corp.	1,761,584	0.3
9,900		HNI Corp.	363,528	0.1
21,200	(2)	HUB Group, Inc.	1,457,500	0.2
79,006	(2)	IAA, Inc.	4,311,357	0.7
10,400	(2)	KAR Auction Services, Inc.	170,456	0.0
42,800		KBR, Inc.	1,686,320	0.3
7,200		Kelly Services, Inc.	135,936	0.0
10,700		Kforce, Inc.	638,148	0.1
71,520		Knight-Swift Transportation Holdings, Inc.	3,658,248	0.6
29,900		Korn Ferry	2,163,564	0.3
19,193		Landstar System, Inc.	3,029,039	0.5
36,798		Lincoln Electric Holdings, Inc.	4,739,214	0.7
22,600	(2)	Manitowoc Co., Inc./The	484,092	0.1
2,800	(2)	Masonite International Corp.	297,164	0.0
18,500	(2)	Mastec, Inc.	1,596,180	0.2
17,500	(2)	Meritor, Inc.	372,925	0.1
2,300		Moog, Inc.	175,329	0.0
11,200	(2)	MRC Global, Inc.	82,208	0.0
30,198		MSA Safety, Inc.	4,399,849	0.7
5,100		Mueller Industries, Inc.	209,610	0.0
83,400	(2)	NOW, Inc.	638,010	0.1
2,700		Park-Ohio Holdings Corp.	68,904	0.0
3,300		Powell Industries, Inc.	81,081	0.0
23,500		Primoris Services Corp.	575,515	0.1
16,900		Quanex Building Products Corp.	361,829	0.1
22,078	(2)	RBC Bearings, Inc.	4,684,952	0.7
8,700	(2)	Resideo Technologies, Inc.	215,673	0.0
29,849		Ritchie Bros Auctioneers, Inc.	1,840,489	0.3
16,300	(2)	SP Plus Corp.	499,921	0.1
41,800	(2)	Spirit Airlines, Inc.	1,084,292	0.2
38,400		Steelcase, Inc.	486,912	0.1
46,105	(2)	Stericycle, Inc.	3,133,757	0.5
13,100	(2)	Sterling Construction Co., Inc.	296,977	0.0
32,500	(2)	Sunrun, Inc.	1,430,000	0.2
52,200		Terex Corp.	2,197,620	0.3
46,852		Toro Co.	4,563,853	0.7
9,000	(2)	TriNet Group, Inc.	851,220	0.1
7,600	(2)	Triumph Group, Inc.	141,588	0.0
23,800	(2)	TrueBlue, Inc.	644,504	0.1
21,300	(2)	Tutor Perini Corp.	276,474	0.0
11,000		UFP Industries, Inc.	747,780	0.1
9,582		Unifirst Corp.	2,037,325	0.3
1,100	(2)	Vectrus, Inc.	55,308	0.0
6,000	(2)	Veritiv Corp.	537,360	0.1
7,600		Wabash National Corp.	114,988	0.0
16,600		Watts Water Technologies, Inc.	2,790,294	0.4
28,500	(2)	Wesco International, Inc.	3,286,620	0.5
199,930	(2)	WillScot Mobile Mini Holdings Corp.	6,341,780	1.0
32,087		Woodward, Inc.	3,632,248	0.6
			131,048,474	19.8

		Information Technology: 12.4%
6,000	(2)	3D Systems Corp.	165,420	0.0
3,100	(2)	8x8, Inc.	72,509	0.0
3,400	(2)	ACI Worldwide, Inc.	104,482	0.0
9,300		Advanced Energy Industries, Inc.	816,075	0.1
88,930	(2)	Allegro MicroSystems, Inc.	2,842,203	0.4
24,900	(2)	Alpha & Omega Co.	781,113	0.1
3,500	(2)	Ambarella, Inc.	545,090	0.1
42,000		Amkor Technology, Inc.	1,047,900	0.2
21,800	(2)	Asana, Inc.	2,263,712	0.4
25,939	(2)	Aspen Technology, Inc.	3,185,309	0.5
45,300	(2)	Avaya Holdings Corp.	896,487	0.1
18,900	(2)	Avid Technology, Inc.	546,588	0.1
23,310		Badger Meter, Inc.	2,357,574	0.4
50,800		Benchmark Electronics, Inc.	1,356,868	0.2
12,400	(1),(2)	BigCommerce Holdings, Inc.	627,936	0.1
6,900	(2)	Blackbaud, Inc.	485,415	0.1
4,300	(2)	Blackline, Inc.	507,658	0.1
4,770	(2)	BM Technologies, Inc.	42,453	0.0
11,600	(2)	Cerence, Inc.	1,114,876	0.2
45,652	(2)	Clearwater Analytics Holdings, Inc.	1,169,148	0.2
24,465		CMC Materials, Inc.	3,014,822	0.5

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
20,400	(2)	Cornerstone OnDemand, Inc.	$1,168,104	0.2
46,800	(2)	Diebold Nixdorf, Inc.	473,148	0.1
11,900	(2)	Digital Turbine, Inc.	818,125	0.1
18,853	(1),(2)	DigitalOcean Holdings, Inc.	1,463,558	0.2
33,629	(1),(2)	Duck Creek Technologies, Inc.	1,487,747	0.2
92,700	(2)	eGain Corp.	945,540	0.2
41,771	(2)	Envestnet, Inc.	3,351,705	0.5
94,800	(2)	Extreme Networks, Inc.	933,780	0.1
11,400	(2)	Fabrinet	1,168,614	0.2
28,115	(2)	Guidewire Software, Inc.	3,342,030	0.5
12,500	(2)	Ichor Holdings Ltd.	513,625	0.1
3,000	(2)	Itron, Inc.	226,890	0.0
3,600	(2)	JFrog Ltd.	120,600	0.0
3,975	(2)	Kimball Electronics, Inc.	102,436	0.0
18,200	(1),(2)	Marathon Digital Holdings, Inc.	574,756	0.1
16,200		MAXIMUS, Inc.	1,347,840	0.2
375	(1),(2)	MicroStrategy, Inc.	216,900	0.0
3,300	(2)	Model N, Inc.	110,550	0.0
22,007	(2)	nCino, Inc.	1,563,157	0.2
83,389	(2)	nLight, Inc.	2,350,736	0.4
24,854	(2)	Novanta, Inc.	3,839,943	0.6
16,400	(2)	PagerDuty, Inc.	679,288	0.1
42,870	(1),(2)	Paycor HCM, Inc.	1,507,309	0.2
9,500	(2)	PDF Solutions, Inc.	218,880	0.0
58,470		Power Integrations, Inc.	5,787,945	0.9
44,470	(2)	Q2 Holdings, Inc.	3,563,826	0.5
7,500	(2)	Rambus, Inc.	166,500	0.0
9,400	(2)	SailPoint Technologies Holding, Inc.	403,072	0.1
40,000	(2)	Sanmina Corp.	1,541,600	0.2
10,800	(2)	Scansource, Inc.	375,732	0.1
9,900	(2)	Semtech Corp.	771,903	0.1
20,100	(2)	SMART Global Holdings, Inc.	894,450	0.1
800	(2)	SPS Commerce, Inc.	129,048	0.0
34,400	(1),(2)	SunPower Corp.	780,192	0.1
70,400	(2)	Super Micro Computer, Inc.	2,574,528	0.4
19,800		TTEC Holdings, Inc.	1,851,894	0.3
14,600	(2)	Ultra Clean Holdings, Inc.	621,960	0.1
33,600	(2)	Unisys Corp.	844,704	0.1
9,555	(2)	Viant Technology, Inc.	116,762	0.0
41,700		Vishay Intertechnology, Inc.	837,753	0.1
18,800	(2)	Vishay Precision Group, Inc.	653,676	0.1
27,343	(2)	WEX, Inc.	4,816,196	0.7
800	(2)	Workiva, Inc.	112,768	0.0
85,400		Xperi Holding Corp.	1,608,936	0.3
74,500	(2)	Zuora, Inc.	1,235,210	0.2
			82,157,554	12.4

		Materials: 4.8%
13,800	(2)	Alcoa Corp.	675,372	0.1
27,300	(2)	Allegheny Technologies, Inc.	453,999	0.1
46,861		Aptargroup, Inc.	5,592,860	0.8
16,900	(2)	Arconic Corp.	533,026	0.1
25,200		Avient Corp.	1,168,020	0.2
3,000		Cabot Corp.	150,360	0.0
27,800	(2)	Cleveland-Cliffs, Inc.	550,718	0.1
23,800		Commercial Metals Co.	724,948	0.1
69,230	(2)	Diversey Holdings Ltd.	1,110,449	0.2
2,300	(2)	Domtar Corp.	125,442	0.0
113,773		Ecovyst, Inc.	1,326,593	0.2
79,389	(2)	GCP Applied Technologies, Inc.	1,740,207	0.3
4,000		Glatfelter Corp.	56,400	0.0
11,000		Greif, Inc. - Class A	710,600	0.1
15,600		HB Fuller Co.	1,007,136	0.1
10,700	(2)	Ingevity Corp.	763,659	0.1
3,300		Kaiser Aluminum Corp.	359,568	0.0
10,397	(2)	Koppers Holdings, Inc.	325,010	0.0
12,700		Louisiana-Pacific Corp.	779,399	0.1
10,200		Minerals Technologies, Inc.	712,368	0.1
7,200		Myers Industries, Inc.	140,904	0.0
4,000		Neenah, Inc.	186,440	0.0
24,200	(2)	Orion Engineered Carbons SA	441,166	0.1
123,063		Pactiv Evergreen, Inc.	1,540,749	0.2
16,405		Quaker Chemical Corp.	3,899,797	0.6
33,700		Schweitzer-Mauduit International, Inc.	1,168,042	0.2
58,900		SunCoke Energy, Inc.	369,892	0.1
9,300		Trinseo SA	502,014	0.1
46,500		Tronox Holdings PLC	1,146,225	0.2
5,400		United States Steel Corp.	118,638	0.0
78,494		Valvoline, Inc.	2,447,443	0.4
18,900		Verso Corp.	392,175	0.1
9,200		Warrior Met Coal, Inc.	214,084	0.0
1,100		Worthington Industries, Inc.	57,970	0.0
49,600	(1),(2)	Zymergen, Inc.	653,232	0.1
			32,144,905	4.8

		Real Estate: 6.5%
2,000		Agree Realty Corp.	132,460	0.0
17,300		Alexander & Baldwin, Inc.	405,512	0.1
3,900		American Assets Trust, Inc.	145,938	0.0
64,395		American Campus Communities, Inc.	3,119,938	0.5
10,800		American Finance Trust, Inc.	86,832	0.0
34,900		Apple Hospitality REIT, Inc.	548,977	0.1
31,400		Armada Hoffler Properties, Inc.	419,818	0.1
20,400		Broadstone Net Lease, Inc.	506,124	0.1
3,800		CareTrust REIT, Inc.	77,216	0.0
20,700		CatchMark Timber Trust, Inc.	245,709	0.0
3,300		Centerspace	311,850	0.1
3,900	(2)	Chatham Lodging Trust	47,775	0.0
42,400		City Office REIT, Inc.	757,264	0.1
2,700		Community Healthcare Trust, Inc.	122,013	0.0
11,856		Cousins Properties, Inc.	442,110	0.1
74,141		CubeSmart	3,592,132	0.5
160,125	(2)	Cushman & Wakefield PLC	2,979,926	0.5

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
29,800	(2)	DiamondRock Hospitality Co.	$281,610	0.0
90,400	(1),(2)	DigitalBridge Group, Inc.	545,112	0.1
27,799		EastGroup Properties, Inc.	4,632,147	0.7
11,400		Essential Properties Realty Trust, Inc.	318,288	0.1
12,175		First Industrial Realty Trust, Inc.	634,074	0.1
18,300		Four Corners Property Trust, Inc.	491,538	0.1
2,400		Getty Realty Corp.	70,344	0.0
18,100		Gladstone Commercial Corp.	380,643	0.1
3,000		Global Medical REIT, Inc.	44,100	0.0
32,600		Global Net Lease, Inc.	522,252	0.1
8,700		Healthcare Realty Trust, Inc.	259,086	0.0
1,800		Highwoods Properties, Inc.	78,948	0.0
1,100		Innovative Industrial Properties, Inc.	254,287	0.0
1,153	(2)	Jones Lang LaSalle, Inc.	286,048	0.0
13,700		Kennedy-Wilson Holdings, Inc.	286,604	0.0
23,500		Kite Realty Group Trust	478,460	0.1
87,760		National Retail Properties, Inc.	3,790,354	0.6
18,000		National Storage Affiliates Trust	950,220	0.1
129,180		Outfront Media, Inc.	3,255,336	0.5
8,100		Phillips Edison & Co., Inc.	248,751	0.0
21,800		Physicians Realty Trust	384,116	0.1
11,900		Piedmont Office Realty Trust, Inc.	207,417	0.0
21,600		Plymouth Industrial REIT, Inc.	491,400	0.1
22,900		PotlatchDeltic Corp.	1,181,182	0.2
65,100	(2)	Realogy Holdings Corp.	1,141,854	0.2
32,300		Retail Opportunity Investments Corp.	562,666	0.1
36,900		Retail Properties of America, Inc.	475,272	0.1
2,300		RMR Group, Inc.	76,935	0.0
30,055	(2)	Ryman Hospitality Properties	2,515,604	0.4
26,100		Sabra Healthcare REIT, Inc.	384,192	0.1
17,000		SITE Centers Corp.	262,480	0.0
38,600		STAG Industrial, Inc.	1,515,050	0.2
7,900	(2)	Summit Hotel Properties, Inc.	76,077	0.0
64,803	(2)	Sunstone Hotel Investors, Inc.	773,748	0.1
11,900		UMH Properties, Inc.	272,510	0.0
11,200		Urban Edge Properties	205,072	0.0
44,500	(2)	Xenia Hotels & Resorts, Inc.	789,430	0.1
			43,064,801	6.5

		Utilities: 2.0%
8,600		ALLETE, Inc.	511,872	0.1
5,100		Black Hills Corp.	320,076	0.0
3,600		Chesapeake Utilities Corp.	432,180	0.1
29,600		Clearway Energy, Inc.-Class A	834,720	0.1
26,400		Clearway Energy, Inc.-Class C	799,128	0.1
3,500		Idacorp, Inc.	361,830	0.1
7,700		New Jersey Resources Corp.	268,037	0.0
4,200		Northwest Natural Holding Co.	193,158	0.0
59,445		NorthWestern Corp.	3,406,199	0.5
82,157		Portland General Electric Co.	3,860,557	0.6
8,300		Southwest Gas Holdings, Inc.	555,104	0.1
6,300		Spire, Inc.	385,434	0.1
17,200	(2)	Sunnova Energy International, Inc.	566,568	0.1
55,800	(1)	Via Renewables, Inc.	568,602	0.1
6,344		Vistra Corp.	108,482	0.0
			13,171,947	2.0

	Total Common Stock
	(Cost $513,321,668)		646,917,169	97.7

RIGHTS: –%
		Health Care: –%
28,260	(2),(3),(4)	Aduro Biotech, Inc. - CVR	–	–

	Total Rights
	(Cost $–)		–	–

	Total Long-Term Investments
	(Cost $513,321,668)		646,917,169	97.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.2%
		Repurchase Agreements: 2.5%
3,805,827	(5)	Bank of America Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $3,805,832, collateralized by various U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $3,881,944, due 09/01/31-07/01/60)	3,805,827	0.6

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
3,805,800	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $3,805,805, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.430%-9.500%, Market Value plus accrued interest $3,881,916, due 11/01/21-07/20/71)	$3,805,800	0.6
2,384,379	(5)	Daiwa Capital Markets, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $2,384,382, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,432,067, due 11/15/21-10/01/51)	2,384,379	0.4
3,805,827	(5)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $3,805,832, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,881,944, due 10/31/21-05/01/58)	3,805,827	0.6
2,331,707	(5)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/21, 0.10%, due 10/01/21 (Repurchase Amount $2,331,713, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,378,410, due 07/15/23-02/15/48)	2,331,707	0.3

		Total Repurchase Agreements
		(Cost $16,133,540)	16,133,540	2.5

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.7%
18,035,035	(5),(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
		(Cost $18,035,035)	$18,035,035	2.7

		Total Short-Term Investments
		(Cost $34,168,575)	34,168,575	5.2

		Total Investments in Securities (Cost $547,490,243)	$681,085,744	102.9
		Liabilities in Excess of Other Assets	(19,177,625)	(2.9)
		Net Assets	$661,908,119	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2021, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2021.

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$646,917,169	$–	$–	$646,917,169
Rights	–	–	–	–
Short-Term Investments	18,035,035	16,133,540	–	34,168,575
Total Investments, at fair value	$664,952,204	$16,133,540	$–	$681,085,744
Liabilities Table
Other Financial Instruments+
Futures	$(164,716)	$–	$–	$(164,716)
Total Liabilities	$(164,716)	$–	$–	$(164,716)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2021, VY® JPMorgan Small Cap Core Equity Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech, Inc. - CVR	10/6/2020	$–	$–
		$–	$–

At September 30, 2021, the following futures contracts were outstanding for VY® JPMorgan Small Cap Core Equity Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	72	12/17/21	$7,922,880	$(164,716)
			$7,922,880	$(164,716)

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $556,360,143.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$156,617,976
Gross Unrealized Depreciation	(32,057,091)
Net Unrealized Appreciation	$124,560,885